SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS
26	SUBSEQUENT EVENTS

The Company has assessed all events and transactions that occurred after December 31, 2025 up through April 21, 2026, there are not any material subsequent events that require disclosure in these consolidated financial statements, other than the events disclosed elsewhere in the Notes to the consolidated financial statements and the events disclosed below:

YY Group US Inc.,

On January 7, 2026, YY Group US Inc was incorporated in the State of Delaware as a private company limited by shares. The organizational meeting (and confirmation that the Articles of Incorporation were filed/issued on the same date) was held on January 7, 2026. YY Group Holding Limited holds 100% of the shares in YY Group US Inc. The initial director is Yilei Yu, who also serves as President/CEO, CFO and Secretary. YY Group US Inc functions as the U.S. holding entity, holding 95% of YY Circle CA Inc and 95% of YY Circle NYC Inc, with the remaining 5% in each held by Yilei Yu.

YY Circle CA Inc.

On January 2, 2026, YY Circle CA Inc was incorporated in the State of California as a CA General Stock Corporation.

Following incorporation, the organisational meeting confirmed the initial shareholding as YY Group US Inc (95%) and Yilei Yu (5%), and appointed Yilei Yu as the sole initial director and as President/CEO, CFO (deemed Treasurer), and Secretary.

YY Circle NYC Inc.

On January 12, 2026, New York State Department of State accepted the filing of the Certificate of Incorporation for YY Circle NYC Inc. Following incorporation, the organizational meeting confirmed the initial shareholding as YY Group US Inc (95%) and Yilei Yu (5%), and appointed Yilei Yu as the sole initial director and as CEO.

Transfer shares from treasury shares

On January 19, 2026, the Company transferred 800,000 Class A shares to FMW Media Works LLC in accordance with the terms of the Consulting Services Agreement dated October 6, 2025. Such shares represented equity consideration payable to the consultant in connection with the services to be provided under the agreement. The transfer was completed pursuant to a stock power executed on January 19, 2026.

Warrant Repurchase Agreements

Subsequent to December 31, 2025, on January 27, 2026, the Company entered into warrant repurchase agreements with certain holders of warrants originally issued in September 2025. Pursuant to the repurchase agreements, the Company agreed to repurchase and cancel the warrants at a repurchase price of $0.06 per Class A ordinary share issuable upon exercise of the warrants, for an aggregate purchase price of $857,143. In addition, the Company granted the warrant holders a pro rata participation right of one third in any subsequent placement (subject to certain exemptions) undertaken by the Company for the period from the date of the repurchase agreements through December 11, 2026.

Secured Promissory Note and Share Pledge

On January 28, 2026, the Company issued a secured promissory note to Ault Lending, LLC with a stated principal amount of $1,100,000 for a purchase price of $1,000,000, which principal amount included an original issue discount of $80,000 and an origination fee of $20,000. The note bears interest at 10% per annum and matures on March 29, 2026, and restricts voluntary prepayment without lender consent while providing for mandatory prepayments from certain debt or equity financing proceeds. In connection with the note, the Company’s Chief Executive Officer and Executive Director entered into a pledge agreement pursuant to which they pledged 100% of their Class A and Class B ordinary shares as collateral to secure the Company’s obligations under the note. On March 4, 2026, the Company repaid the note in full, including accrued interest, in an aggregate amount of $1,109,945.21 to Ault Lending, LLC.

Convertible Notes and Warrants Financing

On February 27, 2026, the Company entered into a securities purchase agreement with certain institutional investors for a financing in two tranches, pursuant to which the Company agreed to issue (i) up to $11,880,000 aggregate principal amount of 8% original issue discount convertible promissory notes (gross proceeds of up to $11,000,000 prior to fees and expenses) and (ii) warrants exercisable for Class A ordinary shares. The notes have a 24-month term and bear interest at 10% per annum (subject to increase upon an event of default), and are convertible into Class A ordinary shares at a conversion price determined by a formula that includes a floor price and a variable discount to recent trading prices, subject to customary adjustments and beneficial ownership limitations. The warrants are exercisable for up to five years after issuance, include a cash exercise feature (and, in certain circumstances, a cashless exercise), and have an initial exercise price subject to adjustment. The initial closing occurred on March 2, 2026, at which time the Company received net proceeds of $4,105,000. The Company disclosed that the proceeds from the initial tranche were expected to be used primarily for working capital purposes, including the repayment of the Company’s January 2026 secured promissory note to the extent outstanding, as well as investor relations/public relations activities and the purchase of preferred stock of an affiliate of the lead investor, in each case subject to the terms of the transaction.

During March 2026, holders exercised a series of partial conversions of the Convertible Notes and exercises of the Warrants. An aggregate principal amount of $375,000 of Convertible Notes, together with approximately $760 of accrued interest, was converted into an aggregate of 76,347 (3,817,336 prior to 50-for-1 reverse share split) Class A Ordinary Shares between March 9, 2026 and March 12, 2026. In addition, holders exercised warrants relating to an aggregate of 25,080,000 underlying warrant shares between March 2, 2026 and March 19, 2026, resulting in the issuance of 624,829(31,241,443 prior to 50-for-1 reverse share split) Class A Ordinary Shares on a cashless exercise basis. In total, the Company issued 701,176 (35,058,779 prior to 50-for-1 reverse share split) Class A Ordinary Shares in connection with such March 2026 Convertible Note conversions and Warrant exercises. Subsequently, on April 13, 2026, an additional warrant was exercised on a cashless basis for 50,000 warrant shares, resulting in the issuance of 44,022 Class A Ordinary Shares. No cash proceeds were received by the Company in connection with such exercise.

At-the-Market Offering Program

On February 27, 2026, the Company entered into an At-the-Market Sales Agreement (the “Sales Agreement”) with Spartan Capital Securities, LLC, as lead sales agent, and Wilson-Davis & Co., Inc., as an additional sales agent (collectively, the “Sales Agents”), relating to the offer and sale of the Company’s Class A ordinary shares, no par value, from time to time through an “at-the-market offering” program. Pursuant to the Sales Agreement, the Company may offer and sell Class A ordinary shares having an aggregate offering price of up to $20 million.

Sales of shares under the Sales Agreement, if any, will be affected in accordance with the Sales Agents’ customary trading and sales practices and applicable laws and regulations. The Sales Agents are entitled to a commission equal to 3.75% of the gross proceeds from any shares sold under the Sales Agreement, and the Company has agreed to provide customary indemnification and contribution to the Sales Agents. There is no escrow arrangement for proceeds. As of March 30, 2026, the Company had raised aggregate net proceeds of $3.29 million under the ATM program.

Share Purchase Agreement

On March 18, 2026, the Company entered into a Share Purchase Agreement with Ault & Company, Inc. (“Ault”), pursuant to which the Company may purchase, from time to time, up to 250,000 shares of Ault’s Series C Redeemable Preferred Stock at a purchase price of $1,000 per share, for a maximum aggregate investment amount of $250 million (the “Transaction”). The Company’s purchase obligation is subject to the satisfaction of certain conditions, including the delivery of drawdown notices in accordance with the agreement. The Transaction contemplates multiple closings, and the “Termination Date” is defined as the date of the final Subsequent Tranche Closing Date, which shall be no later than two years from the Initial Tranche Closing Date. In connection with the Initial Tranche Closing on February 27, 2026, $1 million of the Initial Tranche proceeds was designated for the purchase of Ault preferred stock. As the definitive transaction documents had not yet been executed and delivered as of the Initial Tranche Closing Date, such amount was deposited with an escrow agent in March 2026 pending the satisfaction of the applicable release conditions. Upon satisfaction of such conditions, the escrowed funds will be released to complete the preferred stock purchase.

Reverse Stock Split (March 2026)

On March 19, 2026, the Company announced that its Board of Directors approved a 50-for-1 reverse stock split of the Company’s Class A ordinary shares. The Company’s Class A ordinary shares began trading on a split-adjusted basis on March 23, 2026 under the ticker symbol “YYGH,” and the Company’s Class A ordinary shares were assigned a new CUSIP number (G9888Q111).

Upon effectiveness of the reverse stock split, every fifty (50) issued and outstanding Class A ordinary shares were combined into one (1) issued and outstanding Class A ordinary share, with no change to the no-par value per share. The reverse stock split reduced the number of outstanding Class A ordinary shares from approximately 213.4 million to approximately 4.3 million. No fractional shares were issued in connection with the reverse stock split, and shareholders who would otherwise have been entitled to receive a fractional share received one full share. The reverse stock split was primarily intended to bring the Company into compliance with the $1.00 minimum bid price requirement for maintaining its Nasdaq listing.